Intangible Assets	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Intangible Assets	Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	5 years

Customer relationships	6-40 years

Databases and content	28 years

Other	3-30 years

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets

Note 18: Other Identifiable Intangible Assets

Other identifiable intangible assets consist of the following:

	Indefinite Useful Life	Finite Useful Life
(millions of U.S. dollars)	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2023	2,646	134	1,782	633	747	5,942
Acquisitions	-	27	36	-	-	63
Disposals of businesses	-	-	-	(1)	-	(1)
Translation and other, net	-	(5)	(25)	(2)	(15)	(47)
December 31, 2024	2,646	156	1,793	630	732	5,957
Acquisitions	-	13	34	6	4	57
Disposals of businesses	-	-	(5)	-	-	(5)
Translation and other, net	-	1	35	3	15	54
December 31, 2025	2,646	170	1,857	639	751	6,063
Accumulated amortization:
December 31, 2023	-	(115)	(1,341)	(594)	(727)	(2,777)
Amortization	-	(10)	(67)	(14)	-	(91)
Disposals of businesses	-	-	-	1	-	1
Translation and other, net	-	4	23	2	15	44
December 31, 2024	-	(121)	(1,385)	(605)	(712)	(2,823)
Amortization	-	(13)	(67)	(17)	(1)	(98)
Disposals of businesses	-	-	5	-	-	5
Translation and other, net	-	-	(27)	(3)	(15)	(45)
December 31, 2025	-	(134)	(1,474)	(625)	(728)	(2,961)
Carrying amount:
December 31, 2024	2,646	35	408	25	20	3,134
December 31, 2025	2,646	36	383	14	23	3,102

The carrying amount of indefinite-lived trade names was $2,646 million as of December 31, 2025 and 2024 and was comprised of the Reuters and West tradenames in the amounts of $1,939 million and $707 million, respectively. Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1, 2025. No impairment was recorded. See note 19.